Other Assets And Liabilities (Summarized Financial Information On Largest Equity Method Investee) (Detail) (Morgan Stanley [Member], JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Morgan Stanley [Member]
Equity Method Investment, Summarized Financial Information, Assets
Trading assets	¥ 25,134	¥ 22,884
Federal funds sold and securities purchased under agreements to resell	13,206	11,215
Securities borrowed	12,765	11,639
Total assets	75,370	64,193
Equity Method Investment, Summarized Financial Information, Liabilities and Equity
Trading liabilities	12,459	10,765
Securities sold under agreements to repurchase and Securities loaned	15,012	8,821
Long-term borrowings	15,532	14,525
Total liabilities	68,740	58,391
Nonredeemable noncontrolling interests	317	680
Equity Method Investment, Summarized Financial Information, Income and Loss
Net revenues	2,271	2,517	2,561
Total non-interest expenses	2,105	2,084	2,164
Income from continuing operations before income taxes	166	433	397
Net income applicable to Morgan Stanley	¥ 100	¥ 244	¥ 335